RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

Related parties are defined as management and members of the Corporation and/or members of their immediate family and/or other companies and/or entities in which a board member or senior officer is a principal owner or senior executive. Other than disclosed elsewhere in the financial statements, related party transactions and balances are as follows:

Mercer Park, L.P. entered into a management agreement with the Corporation dated May 24, 2019. As of December 31, 2020 and 2019, $83,371 and $48,008 was included in prepaid expenses as an advance for these services. Included in expenses for the year ended December 31, 2020, are management fees of $3,875,612 that are included in general and administrative expenses and embedded lease fees of $449,884 that are included in depreciation and interest expense, respectively. The management fee is paid monthly and varies based on actual costs incurred by the related entity when providing the Corporation administrative support, management services, office space, and utilities. In addition, the management fees pay other corporate or centralized expenses based on actual cost, including but not limited to legal and professional fees, software, and insurance. The agreement is a month-to-month arrangement.

As of December 31, 2020 and 2019, Mercer Park Brand Acquisition Corp. (“Brand”), a SPAC that has limited services shared with the Corporation, owed to Ayr $135,000 and $85,000. This is included in due from related parties.

During the year ended December 31, 2020, the Corporation incurred fees from Panther Residential Management, LLC (“Panther”), a company partially owned by a board member of Ayr. The total incurred fees were $102,000 (2019: $67,500) of office expenses, $450,000 (2019: $262,500) of capitalized rental fees, $4,391 (2019: $3,508) of interest expense and $21,328 (2019: $12,441) of depreciation related to an office lease, and $150,000 of acquisition fees, respectively.

Directors and officers of the Corporation are considered key members of management. Compensation for the directors and officers in the respective years were comprised of:

	Year Ended
	December 31, 2020	December 31, 2019
Compensation and benefits, included in management fee	$2,368,750	$861,593
Stock-based compensation, non-cash	31,156,759	28,879,225
Total compensation	$33,525,509	$29,740,818

Refer to Note 12 and 17 for additional information around the debts payable and non-cash stock-based compensation plan and calculation, respectively, for the years ended December 31, 2020 and 2019.